Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

22. Related Party Transactions

During May and June 2021, our majority shareholder and sole director has lent Helbiz, funds on an interest-free basis for cumulative gross proceeds of $2,010 through Promissory Notes. On August 16, 2021, the Company repaid the principal of the 0% CEO Promissory Notes.

During the period ended December 31, 2020, our majority shareholder and sole director repaid $1,042 of a loan that we made to him. Our majority shareholder and sole director completely settled all amounts that he owed to us during 2020.